Group Subsidiaries and Holdings - Significant holdings (Details)		12 Months Ended
	Dec. 31, 2022	Dec. 31, 2022
Dizal (Jiangsu) Pharmaceutical Co., Ltd.
Significant and associate holdings
Proportion of ownership interest in associate	26.95%
Wuxi AstraZeneca-CICC Venture Capital Partnership (Limited Partnership)
Significant and associate holdings
Proportion of ownership interest in associate	22.13%	22.00%
Beijing Falikang Pharmaceutical (China) Co. Ltd [Member]
Significant and associate holdings
Proportion of ownership interest in associate	49.00%
VaxEquity
Significant and associate holdings
Proportion of ownership interest in associate	40.00%	40.00%
C.C.Global Chemicals Company
Significant and associate holdings
Proportion of ownership interest in associate	37.50%
Medetia SAS
Significant and associate holdings
Proportion of ownership interest in associate	10.00%
AION Labs
Significant and associate holdings
Proportion of ownership interest in associate	19.23%
Swedish Orphan Biovitrium AB
Significant and associate holdings
Proportion of ownership interest in associate	9.90%
Ondosis
Significant and associate holdings
Proportion of ownership interest in associate	19.30%
Niox Group plc
Significant and associate holdings
Proportion of ownership interest in associate	16.97%
AbMed Corporation
Significant and associate holdings
Proportion of ownership interest in associate	18.00%
Aristea Therapeutics, Inc.
Significant and associate holdings
Proportion of ownership interest in associate	11.85%
Baergic Bio Inc
Significant and associate holdings
Proportion of ownership interest in associate	19.95%
Regio Biosciences
Significant and associate holdings
Proportion of ownership interest in associate	19.95%